CONDENSED, CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	4 Months Ended	6 Months Ended
	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Current income taxes and other tax liabilities reclassified to Deferred income taxes as a result of adoption of new accounting guidance	$ 127,418,000
Interest capitalized	10,872,000	11,006,000
Tax liability paid to AIG	100,000	0
Prepayments on flight equipment applied to Acquisition of flight equipment	93,662,000	57,606,000
Security deposits, deferred overhaul rental and other customer deposits applied to Acquisition of flight equipment	8,385,000
Acquisition of flight equipment, application of Deposits on flight equipment purchases, offset by Security deposits, deferred overhaul rental and other customer deposits	85,277,000
Flight equipment reclassified to Net investment in finance and sales-type leases	56,168,000	45,574,000
Lease receivables and other assets reclassified to Net investment in finance and sales-type leases	1,080,000
Security deposits, deferred overhaul rental and customer deposits reclassified to Net investment in finance and sales-type leases	42,357,000
Flight equipment and Lease receivables and other assets reclassified to Net investment in finance and sale-type leases, amount charged to expense	12,731,000
Net investment in finance and sales-type leases reclassified to flight equipment	7,195,000
Security deposits, deferred overhaul rental and other customer deposits were applied to Gain on sale of flight equipment	52,390,000
Flight equipment reclassified	52,574,000	27,437,000
Accrued interest and other payables applied to Acquisition of flight equipment to reflect the fair value of aircraft purchased under asset value guarantee		$ 6,486,000